COSTS AND EXPENSES (INCOME) - Interest expense and other financing costs, net (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COSTS AND EXPENSES (INCOME)
Interest and amortized issuance costs relating to debentures	CAD 17,416	CAD 14,800
Interest on mortgages payable and construction loans		3,057
Amortization of deferred financing costs	219	193
Other interest and accretion charges	2,376	1,946
Interest expense and other financing costs	20,011	19,996
Capitalized interest		(91)
Interest income	(540)	(318)
Interest expense and other finance costs, net	CAD 19,471	CAD 19,587